                  WELLS FARGO DIRECTOR (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------
                                    EFFECTIVE DATE
        RATINGS AGENCY                 OF RATING                   RATING                 BASIS OF RATING
----------------------------------------------------------------------------------------------------------------
            Fitch                       9/19/02                      AA                Claims paying ability
----------------------------------------------------------------------------------------------------------------




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3965
333-69487